Note 15 - Share Capital - Common Shares Outstanding (Details) - shares		12 Months Ended
	Jun. 10, 2019	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Balance, beginning of year (in shares)		84,156,316	76,865,000	76,773,000
Stock options and share units exercised (in shares)		338,000	95,000	46,000
Issuance of common shares (in shares)	6,900,000		6,900,000
Acquisitions (Note 3) (in shares)			296,000	46,000
Balance, end of year (in shares)		84,494,658	84,156,316	76,865,000